UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21569
Pioneer Asset Allocation Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Solutions - Balanced Fund
Class A / PIALX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.39%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$385,166,631%
Total number of portfolio holdings	15^^
Portfolio turnover rate	12%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2025 )*
Balanced/Flexible	38.8%
International Equities	32.8%
Fixed Income	24.7%
U.S. Equities	3.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34145-00-A-0325

Pioneer Solutions - Balanced Fund
Class C / PIDCX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$58	1.13%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$385,166,631%
Total number of portfolio holdings	15^^
Portfolio turnover rate	12%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2025 )*
Balanced/Flexible	38.8%
International Equities	32.8%
Fixed Income	24.7%
U.S. Equities	3.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34146-00-C-0325

Pioneer Solutions - Balanced Fund
Class R / BALRX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$33	0.65%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$385,166,631%
Total number of portfolio holdings	15^^
Portfolio turnover rate	12%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2025 )*
Balanced/Flexible	38.8%
International Equities	32.8%
Fixed Income	24.7%
U.S. Equities	3.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34147-00-R-0325

Pioneer Solutions - Balanced Fund
Class Y / IMOYX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$11	0.21%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$385,166,631%
Total number of portfolio holdings	15^^
Portfolio turnover rate	12%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of January 31, 2025 )*
Balanced/Flexible	38.8%
International Equities	32.8%
Fixed Income	24.7%
U.S. Equities	3.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34148-00-Y-0325

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories

•  A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

•  A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Solutions - Balanced Fund
Semiannual Report  |  January 31, 2025

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

visit us: www.amundi.com/us

Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/251

Schedule of Investments  |  1/31/25
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
1,324,309(a)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 1,324,309
		$1,324,309

	TOTAL SHORT TERM INVESTMENTS (Cost $1,324,309)	$1,324,309

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.4% (Cost $1,324,309)	$1,324,309
		Net Realized Gain (Loss) for the period ended 1/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/25	Capital Gain Distributions for the period ended 1/31/25	Dividend Income for the period ended 1/31/25	Value
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
1,687,300	Pioneer Balanced ESG Fund Class K	$172,976	$403,491	$71,118	$238,476	$ 19,049,621
3,311,098	Pioneer Bond Fund Class K	294,227	(592,398)	—	685,824	27,217,227
1,841,461	Pioneer CAT Bond Fund Class K	(51,960)	(302,647)	—	1,886,701	19,998,262
237,086	Pioneer Disciplined Value Fund Class K	—	129,735	64,757	77,580	3,731,734
185,774	Pioneer Equity Income Fund Class K	(87,023)	(812,873)	1,203,711	48,207	4,698,226
1,260,192	Pioneer Equity Premium Income Fund Class K	—	(491,200)	—	1,022,058	15,399,551
92,271	Pioneer Fund Class K	(509)	(347,826)	461,437	15,465	3,803,430
The accompanying notes are an integral part of these financial statements.
2Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

Shares		Net Realized Gain (Loss) for the period ended 1/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/25	Capital Gain Distributions for the period ended 1/31/25	Dividend Income for the period ended 1/31/25	Value
	Mutual Funds — (continued)
53,240	Pioneer Fundamental Growth Fund Class K	$2,268	$19,285	$53,145	$—	$ 1,917,161
3,884,074	Pioneer Global Sustainable Equity Fund Class K	541,603	(3,391,586)	4,030,366	1,579,739	74,807,262
1,942,514	Pioneer International Equity Fund Class K	321,563	(2,433,217)	411,519	674,222	51,165,815
9,601,082	Pioneer Multi-Asset Income Fund Class K	(102,067)	(1,255,301)	—	4,287,601	114,540,912
1,846,581	Pioneer Multi-Asset Ultrashort Income Fund Class K	31,000	(66,840)	—	714,468	17,874,908
1,219,972	Pioneer Securitized Income Fund Class Y	—	34,214	—	317,677	11,626,337
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/253

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 1/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/25	Capital Gain Distributions for the period ended 1/31/25	Dividend Income for the period ended 1/31/25	Value
	Mutual Funds — (continued)
1,923,014	Pioneer Short-Term Income Fund Class K	$86,993	$(95,774)	$—	$595,189	$ 17,153,289
80,828	Pioneer Strategic Income Fund Class K	2,344	(12,620)	—	28,549	765,439
	Total Mutual Funds (Cost $345,760,198)	$1,211,415	$(9,215,557)	$6,296,053	$12,171,756	$383,749,174

	Total Investments in Affiliated Issuers — 99.6% (Cost $345,760,198)	$1,211,415	$(9,215,557)	$6,296,053	$12,171,756	$383,749,174
	OTHER ASSETS AND LIABILITIES — 0.0%†					$93,148
	net assets — 100.0%					$385,166,631

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2025, aggregated $51,054,045 and $47,265,940, respectively.
The accompanying notes are an integral part of these financial statements.
4Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

At January 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $351,118,479 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,482,978
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,527,974)
Net unrealized appreciation	$33,955,004
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,324,309	$—	$—	$1,324,309
Affiliated Mutual Funds	383,749,174	—	—	383,749,174
Total Investments in Securities	$385,073,483	$—	$—	$385,073,483
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/255

Statement of Assets and Liabilities  |  1/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,324,309)	$1,324,309
Investments in affiliated issuers, at value (cost $345,760,198)	383,749,174
Receivables —
Investment securities sold	353,928
Fund shares sold	92,915
Dividends	6,042
Other assets	38,237
Total assets	$385,564,605
LIABILITIES:
Payables —
Fund shares repurchased	$238,388
Distributions	873
Trustees’ fees	1,582
Professional fees	57,596
Transfer agent fees	45,785
Printing fees	18,659
Administrative expenses	12,531
Distribution fees	10,183
Accrued expenses	12,377
Total liabilities	$397,974
NET ASSETS:
Paid-in capital	$353,646,004
Distributable earnings	31,520,627
Net assets	$385,166,631
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $341,144,465/29,399,880 shares)	$11.60
Class C (based on $37,699,005/3,674,567 shares)	$10.26
Class R (based on $1,274,459/110,718 shares)	$11.51
Class Y (based on $5,048,702/426,739 shares)	$11.83
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.60 net asset value per share/100%-5.75% maximum sales charge)	$12.31
The accompanying notes are an integral part of these financial statements.
6Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/25
INVESTMENT INCOME:
Dividends from underlying affiliated funds	$12,171,756
Dividends from unaffiliated issuers	58,359
Total Investment Income		$12,230,115
EXPENSES:
Administrative expenses	$92,466
Transfer agent fees
Class A	57,930
Class C	2,828
Class R	163
Class Y	1,940
Distribution fees
Class A	432,250
Class C	195,149
Class R	3,197
Shareholder communications expense	8,904
Registration fees	32,185
Professional fees	29,796
Printing expense	7,383
Officers’ and Trustees’ fees	8,432
Insurance expense	4,272
Miscellaneous	27,259
Total expenses		$904,154
Net investment income		$11,325,961
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in underlying affiliated funds	$1,211,415
Capital gain on distributions from underlying affiliated funds	6,296,053	$7,507,468
Change in net unrealized appreciation (depreciation) on:
Investments in underlying affiliated funds		$(9,215,557)
Net realized and unrealized gain (loss) on investments		$(1,708,089)
Net increase in net assets resulting from operations		$9,617,872
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/257

Statements of Changes in Net Assets
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$11,325,961	$15,476,168
Net realized gain (loss) on investments	7,507,468	2,442,290
Change in net unrealized appreciation (depreciation) on investments	(9,215,557)	25,223,394
Net increase in net assets resulting from operations	$9,617,872	$43,141,852
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.57 and $0.43 per share, respectively)	$(16,085,388)	$(12,832,231)
Class C ($0.49 and $0.36 per share, respectively)	(1,741,074)	(1,422,462)
Class R ($0.54 and $0.41 per share, respectively)	(58,216)	(44,505)
Class Y ($0.60 and $0.45 per share, respectively)	(242,582)	(150,672)
Total distributions to shareholders	$(18,127,260)	$(14,449,870)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$11,920,645	$21,877,742
Reinvestment of distributions	17,953,861	14,299,819
Cost of shares repurchased	(27,036,536)	(58,273,409)
Net increase (decrease) in net assets resulting from Fund share transactions	$2,837,970	$(22,095,848)
Net increase (decrease) in net assets	$(5,671,418)	$6,596,134
NET ASSETS:
Beginning of period	$390,838,049	$384,241,915
End of period	$385,166,631	$390,838,049
The accompanying notes are an integral part of these financial statements.
8Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 Shares (unaudited)	Six Months Ended 1/31/25 Amount (unaudited)	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A
Shares sold	722,198	$8,581,255	1,236,501	$13,824,070
Reinvestment of distributions	1,413,956	15,921,145	1,161,807	12,698,552
Less shares repurchased	(1,797,326)	(21,395,367)	(4,159,135)	(46,395,071)
Net increase (decrease)	338,828	$3,107,033	(1,760,827)	$(19,872,449)
Class C
Shares sold	260,150	$2,728,789	316,902	$3,137,045
Reinvestment of distributions	174,807	1,741,074	146,194	1,422,462
Less shares repurchased	(462,088)	(4,855,820)	(889,705)	(8,866,595)
Net decrease	(27,131)	$(385,957)	(426,609)	$(4,307,088)
Class R
Shares sold	3,794	$44,716	13,716	$153,255
Reinvestment of distributions	5,212	58,216	4,102	44,505
Less shares repurchased	(3,221)	(37,282)	(18,127)	(207,113)
Net increase (decrease)	5,785	$65,650	(309)	$(9,353)
Class Y
Shares sold	46,954	$565,885	415,838	$4,763,372
Reinvestment of distributions	20,333	233,426	12,055	134,300
Less shares repurchased	(61,966)	(748,067)	(246,535)	(2,804,630)
Net increase	5,321	$51,244	181,358	$2,093,042
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/259

Financial Highlights
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class A
Net asset value, beginning of period	$11.89	$11.03	$11.55	$13.20	$10.93	$11.29
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.35	$0.46	$0.38	$0.37	$0.24	$0.34
Net realized and unrealized gain (loss) on investments	(0.07)	0.83	0.55	(1.22)	2.36	0.02
Net increase (decrease) from investment operations	$0.28	$1.29	$0.93	$(0.85)	$2.60	$0.36
Distributions to shareholders:
Net investment income	$(0.57)	$(0.43)	$(0.36)	$(0.45)	$(0.26)	$(0.36)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)	(0.36)
Total distributions	$(0.57)	$(0.43)	$(1.45)	$(0.80)	$(0.33)	$(0.72)
Net increase (decrease) in net asset value	$(0.29)	$0.86	$(0.52)	$(1.65)	$2.27	$(0.36)
Net asset value, end of period	$11.60	$11.89	$11.03	$11.55	$13.20	$10.93
Total return (b)	2.51%(c)	12.07%	9.03%(d)	(6.98)%	24.15%	3.06%
Ratio of net expenses to average net assets†	0.39%(e)	0.43%	0.46%	0.44%	0.46%	0.49%
Ratio of net investment income (loss) to average net assets†^	5.87%(e)	4.15%	3.44%	2.93%	1.95%	3.16%
Portfolio turnover rate	12%(c)	30%	57%	51%	24%	30%
Net assets, end of period (in thousands)	$341,144	$345,496	$339,852	$339,265	$395,303	$330,784
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.93%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
10Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class C
Net asset value, beginning of period	$10.53	$9.82	$10.44	$11.99	$9.94	$10.32
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.27	$0.34	$0.27	$0.25	$0.14	$0.25
Net realized and unrealized gain (loss) on investments	(0.05)	0.73	0.48	(1.10)	2.15	0.01
Net increase (decrease) from investment operations	$0.22	$1.07	$0.75	$(0.85)	$2.29	$0.26
Distributions to shareholders:
Net investment income	$(0.49)	$(0.36)	$(0.28)	$(0.35)	$(0.17)	$(0.28)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)	(0.36)
Total distributions	$(0.49)	$(0.36)	$(1.37)	$(0.70)	$(0.24)	$(0.64)
Net increase (decrease) in net asset value	$(0.27)	$0.71	$(0.62)	$(1.55)	$2.05	$(0.38)
Net asset value, end of period	$10.26	$10.53	$9.82	$10.44	$11.99	$9.94
Total return (b)	2.22%(c)	11.22%	8.14%(d)	(7.62)%	23.34%	2.35%
Ratio of net expenses to average net assets†	1.13%(e)	1.17%	1.19%	1.16%	1.18%	1.17%
Ratio of net investment income (loss) to average net assets†^	5.09%(e)	3.41%	2.71%	2.19%	1.29%	2.50%
Portfolio turnover rate	12%(c)	30%	57%	51%	24%	30%
Net assets, end of period (in thousands)	$37,699	$38,997	$40,542	$43,133	$58,428	$62,213
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2511

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class R
Net asset value, beginning of period	$11.78	$10.94	$11.46	$13.10	$10.86	$11.19
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.34	$0.43	$0.34	$0.34	$0.22	$0.31
Net realized and unrealized gain (loss) on investments	(0.07)	0.82	0.54	(1.21)	2.35	0.03
Net increase (decrease) from investment operations	$0.27	$1.25	$0.88	$(0.87)	$2.57	$0.34
Distributions to shareholders:
Net investment income	$(0.54)	$(0.41)	$(0.31)	$(0.42)	$(0.26)	$(0.31)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)	(0.36)
Total distributions	$(0.54)	$(0.41)	$(1.40)	$(0.77)	$(0.33)	$(0.67)
Net increase (decrease) in net asset value	$(0.27)	$0.84	$(0.52)	$(1.64)	$2.24	$(0.33)
Net asset value, end of period	$11.51	$11.78	$10.94	$11.46	$13.10	$10.86
Total return (b)	2.45%(c)	11.76%	8.66%(d)	(7.18)%	23.97%	2.90%
Ratio of net expenses to average net assets†	0.65%(e)	0.67%	0.73%	0.69%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets†^	5.66%(e)	3.89%	3.16%	2.68%	1.82%	2.86%
Portfolio turnover rate	12%(c)	30%	57%	51%	24%	30%
Net assets, end of period (in thousands)	$1,274	$1,236	$1,151	$1,061	$1,870	$1,602
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.56%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class Y
Net asset value, beginning of period	$12.12	$11.24	$11.77	$13.42	$11.11	$11.46
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.37	$0.51	$0.41	$0.41	$0.26	$0.38
Net realized and unrealized gain (loss) on investments	(0.06)	0.82	0.54	(1.22)	2.41	0.02
Net increase (decrease) from investment operations	$0.31	$1.33	$0.95	$(0.81)	$2.67	$0.40
Distributions to shareholders:
Net investment income	$(0.60)	$(0.45)	$(0.39)	$(0.49)	$(0.29)	$(0.39)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)	(0.36)
Total distributions	$(0.60)	$(0.45)	$(1.48)	$(0.84)	$(0.36)	$(0.75)
Net increase (decrease) in net asset value	$(0.29)	$0.88	$(0.53)	$(1.65)	$2.31	$(0.35)
Net asset value, end of period	$11.83	$12.12	$11.24	$11.77	$13.42	$11.11
Total return (b)	2.67%(c)	12.21%	9.08%(d)	(6.61)%	24.41%	3.31%
Ratio of net expenses to average net assets†	0.21%(e)	0.25%	0.34%	0.14%	0.19%	0.25%
Ratio of net investment income (loss) to average net assets†^	6.04%(e)	4.48%	3.67%	3.22%	2.06%	3.44%
Portfolio turnover rate	12%(c)	30%	57%	51%	24%	30%
Net assets, end of period (in thousands)	$5,049	$5,109	$2,698	$2,708	$2,733	$1,479
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.98%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2513

Notes to Financial Statements  |  1/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Solutions - Balanced Fund (the “Fund”) is the sole series of Pioneer Asset Allocation Trust (the “Trust”), a Delaware statutory trust. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The investment objective of the Fund is to seek long-term capital growth and current income.
The Fund is a “fund of funds”. The Fund seeks to achieve its investment objective by investing in other funds (“underlying funds”) managed by Amundi Asset Management US, Inc. The Fund indirectly pays a portion of the expenses incurred by underlying funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the applicable underlying funds.
The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Class K shares had not commenced operations as of January 31, 2025. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s Adviser. Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
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risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current
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market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2025, the Fund did not accrue any interest
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or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$14,449,870
Total	$14,449,870
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$6,508,494
Capital loss carryforward	(9,649,040)
Net unrealized appreciation	43,170,561
Total	$40,030,015
The differences between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on mutual fund holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $11,442 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
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Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on
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Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund is a fund of funds that invests in other investment companies managed by Amundi US or one of its affiliates. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the Fund to the risks of investing in the underlying securities or assets held by those funds. Each underlying fund pursues its own investment objectives and strategies and may not achieve its objectives. When investing in another fund, the Fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. Underlying funds may themselves invest in other investment companies. The Fund may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of the Fund and the price of its shares. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by some affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. The portfolio managers may also be subject to conflicts of interest in allocating fund assets among underlying funds because the Fund’s portfolio management team may also manage some of the underlying funds. ETFs are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s net asset value. Mutual funds and ETFs that invest in commodities may be subject to regulatory trading limits that could affect the value of their securities.
Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively.
Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2519

of economic uncertainty or change, than higher rated debt securities.
Some of the underlying funds’ investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service
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providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. The Fund does not pay a direct management fee to the Adviser. The Fund bears a pro rata portion of the fees and expenses, including management fees, of each underlying fund in which the Fund invests. The Fund invests in funds managed by the Adviser.
In addition, under the Fund’s management and administration agreements with the Adviser, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended January 31, 2025, the Fund paid $8,432 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At January 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,582 and a payable for administrative expenses of $12,531, which includes the payable for Officers’ compensation.
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4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$5,737
Class C	2,382
Class R	116
Class Y	669
Total	$8,904
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $10,183 in distribution fees payable to the Distributor at January 31, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of
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an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2025, CDSCs in the amount of $1,651 were paid to the Distributor.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2523

6. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At January 31, 2025, the value of the Fund’s investments in affiliated issuers was $383,749,174, which represents 99.6% of the Fund’s net assets.
Transactions in affiliated issuers by the Fund for the six months ended January 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2024	Purchases Costs	Change in net unrealized appreciation/ (depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at January 31, 2025	Value at January 31, 2025
Pioneer Balanced ESG Fund Class K	$19,472,646	$71,117	$403,491	$172,976	$238,476	$1,309,085	1,687,300	$19,049,621
Pioneer Bond Fund Class K	27,442,566	8,090,342	(592,398)	294,227	685,824	8,703,334	3,311,098	27,217,227
Pioneer CAT Bond Fund Class K	15,520,839	4,667,255	(302,647)	(51,960)	1,886,701	1,721,926	1,841,461	19,998,262
Pioneer Disciplined Value Fund Class K	2,900,732	623,687	129,735	—	77,580	—	237,086	3,731,734
Pioneer Equity Income Fund Class K	4,137,929	1,824,473	(812,873)	(87,023)	48,207	412,487	185,774	4,698,226
Pioneer Equity Premium Income Fund Class K	12,286,836	2,581,857	(491,200)	—	1,022,058	—	1,260,192	15,399,551
Pioneer Fund Class K	3,886,275	520,274	(347,826)	(509)	15,465	270,249	92,271	3,803,430
Pioneer Fundamental Growth Fund Class K	958,078	1,010,290	19,285	2,268	—	72,760	53,240	1,917,161
Pioneer Global Sustainable Equity Fund Class K	77,742,804	4,298,969	(3,391,586)	541,603	1,579,739	5,964,267	3,884,074	74,807,262
Pioneer International Equity Fund Class K	54,266,760	1,162,081	(2,433,217)	321,563	674,222	2,825,594	1,942,514	51,165,815
Pioneer Multi-Asset Income Fund Class K	116,773,581	—	(1,255,301)	(102,067)	4,287,601	5,162,902	9,601,082	114,540,912
Pioneer Multi-Asset Ultrashort Income Fund Class K	21,275,055	8,992,005	(66,840)	31,000	714,468	13,070,780	1,846,581	17,874,908
Pioneer Securitized Income Fund Class Y	7,878,309	3,396,137	34,214	—	317,677	—	1,219,972	11,626,337
Pioneer Short-Term Income Fund Class K	22,404,544	1,643,802	(95,774)	86,993	595,189	7,481,465	1,923,014	17,153,289
Pioneer Strategic Income Fund Class K	1,018,257	—	(12,620)	2,344	28,549	271,091	80,828	765,439
Total	$387,965,211	$38,882,289	$(9,215,557)	$1,211,415	$12,171,756	$47,265,940	29,166,487	$383,749,174
Annual and semi-annual reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.
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7. Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2525

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Solutions – Balanced Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund.  In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024.  In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
26Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

management agreement for another year.  In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.  The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process.  The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel.  The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.  The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2527

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index.  They also discuss the Fund’s performance with Amundi US on a regular basis.  The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period.  The Trustees noted that the Fund does not pay a direct management fee.  The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year (both including and excluding Acquired Fund Fees and Expenses) was in the fourth quintile relative to its Strategic Insight peer group for the comparable period.  The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares (both including and excluding Acquired Fund Fees and Expenses) was in the fourth quintile relative to its Strategic Insight peer group.  The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the second quintile (excluding Acquired Fund Fees and Expenses) and in the first quintile (including Acquired Fund Fees and Expenses), in each case relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign
28Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

and domestic separate accounts.  The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s
Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/2529

commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund.  The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).  The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence.  The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager.  The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
30Pioneer Solutions - Balanced Fund | Semiannual Report | 1/31/25

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2025 Amundi Asset Management US, Inc. 19016-19-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Solutions – Balanced Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in

Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted that the Fund does not pay a direct management fee. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal (both including and excluding Acquired Fund Fees and Expenses) was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares (both including and excluding Acquired Fund Fees and Expenses) was in the fourth quintile relative to its Strategic Insight peer group. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the second quintile (excluding Acquired Fund Fees and Expenses) and in the first quintile (including Acquired Fund Fees and Expenses), in each case relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Asset Allocation Trust

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date March 28, 2025

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date March 28, 2025

*	Print the name and title of each signing officer under his or her signature.